26. Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings (loss) per share [absract]
Schedule of earnings (loss) per share

However, due to the losses ascertained in the year ended on December 31, 2019, these instruments issued by company have no dilutive effect and therefore were not included in the total quantity of outstanding shares to calculate diluted losses per share.

	2019			2018			2017
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Numerator
Net income (loss) for the year Attributable to equity holders of the parent	(27,269)	(90,004)	(117,273)	(254,828)	(830,565)	(1,085,393)	7,708	11,084	18,792

Denominator
Weighted average number of outstanding shares (in thousands)	2,863,683	270,053		2,863,683	266,676		4,891,350	204,664
Effect of dilution from stock options	-	-		-	-		-	2,614
Adjusted weighted average number of outstanding shares and diluted presumed conversions (in thousands)	2,863,683	270,053		2,863,683	266,676		4,891,350	207,278

Basic loss per share in Brazilian RS	(0.010)	(0.333)		(0.089)	(3.115)		0.002	0.054
Diluted loss per share	(0.010)	(0.333)		(0.089)	(3.115)		0.002	0.053